FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 31, 2020
FINANCIAL RISK MANAGEMENT [abstract]
Schedule of liquidity risk
	Carrying	Contractual				More than
	amount	cash flows	Under 1 year	1-3 years	3-5 years	5 years
As at January 31, 2020
Trade and other payables	$3,488,274	$3,488,274	$3,488,274	$—	$—	$—
Lease payments	5,001,360	6,604,460	1,701,024	3,166,875	1,736,561	—
Convertible debt	9,247,361	9,247,361	8,111,296	1,136,065	—	—
Consideration payable	846,256	846,256	846,256	—	—	—
Notes and other borrowings	21,694,217	21,694,217	21,326,184	68,854	58,456	366,845
Total	$40,277,468	$41,880,568	$35,473,034	$4,371,794	$1,795,017	$366,845